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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3

                               Semi-Annual Report
                                       to
                                 Contract Owners
                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2413-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VLI Separate Account-3.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 31. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      American Century VP Balanced Fund - Class I (ACVPBal)
         49,937 shares (cost $356,021) ...............................................   $   309,112

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         13,177 shares (cost $151,235) ...............................................        82,884

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         6,849 shares (cost $49,865) .................................................        38,969

      American Century VP International Fund - Class I (ACVPInt)
         10,404 shares (cost $91,078) ................................................        56,388

      American Century VP Ultra Fund - Class I (ACVPUltra)
         14 shares (cost $123) .......................................................           117

      American Century VP Value Fund - Class I (ACVPVal)
         20,451 shares (cost $139,616) ...............................................       135,183

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         1,612 shares (cost $24,972) .................................................        12,237

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         4,083 shares (cost $48,372) .................................................        29,684

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         5,620 shares (cost $110,417) ................................................        62,049

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         144 shares (cost $1,426) ....................................................         1,556

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         6,324 shares (cost $221,813) ................................................       131,795

      Dreyfus Stock Index Fund (DryStkIx)
         16,459 shares (cost $523,229) ...............................................       409,840

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         2,597 shares (cost $91,087) .................................................        81,087

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         1,467 shares (cost $31,966) .................................................        25,989

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         681 shares (cost $7,850) ....................................................         8,077

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         17,400 shares (cost $406,795) ...............................................       342,611

      Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
         27,660 shares (cost $1,301,603) .............................................       733,268

      Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
         9,624 shares (cost $82,337) .................................................        61,596

      Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         3,318 shares (cost $58,661) .................................................   $    39,813

      Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         2,924 shares (cost $44,524) .................................................        39,474

      Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         31,554 shares (cost $742,819) ...............................................       622,569

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         679 shares (cost $12,399) ...................................................         8,905

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         11 shares (cost $117) .......................................................           115

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHIth)
         113 shares (cost $992) ......................................................         1,171

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         158,557 shares (cost $1,839,869) ............................................     1,966,103

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         324,589 shares (cost $5,462,066) ............................................     2,807,696

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         447 shares (cost $4,059) ....................................................         4,010

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         3,038 shares (cost $29,701) .................................................        30,689

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         4,146 shares (cost $36,683) .................................................        39,638

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         4,144 shares (cost $36,384) .................................................        38,246

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         15,247 shares (cost $141,304) ...............................................       150,637

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         869,526 shares (cost $869,526) ..............................................       869,526

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         40 shares (cost $374) .......................................................           400

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         21,111 shares (cost $216,435) ...............................................       185,568

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         11,696 shares (cost $240,707) ...............................................       207,604

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         1,172,005 shares (cost $15,397,819) .........................................    10,618,366

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         275 shares (cost $2,223) ....................................................         2,643

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         102,283 shares (cost $1,352,059) ............................................       862,243

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         14,608 shares (cost $250,328) ...............................................       132,495

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,123 shares (cost $31,275) .................................................        25,905

                                                                     (Continued)

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                        NATIONWIDE VLI SEPARATE ACCOUNT-3
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         774 shares (cost $10,347) ...................................................   $    10,650

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,256 shares (cost $122,083) ................................................        97,377

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         2,463 shares (cost $27,197) .................................................        27,711

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         8,240 shares (cost $361,844) ................................................       245,389

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,812 shares (cost $159,202) ................................................       133,440

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         3,240 shares (cost $48,008) .................................................        45,976

      Strong Opportunity Fund II, Inc. (StOpp2)
         8,150 shares (cost $174,451) ................................................       131,292

      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,661 shares (cost $28,955) .................................................        27,328

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         2,424 shares (cost $26,835) .................................................        30,124

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         5,220 shares (cost $53,466) .................................................        45,411

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         804 shares (cost $9,209) ....................................................         8,786

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         2,514 shares (cost $18,072) .................................................        20,889

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         6,071 shares (cost $71,743) .................................................        78,437
                                                                                         -----------
            Total Investments ........................................................    22,079,068

   Accounts Receivable ...............................................................             3
                                                                                         -----------
            Total Assets .............................................................    22,079,071

Accounts Payable .....................................................................            --
                                                                                         -----------
Contract Owners' Equity (note 7) .....................................................   $22,079,071
                                                                                         ===========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

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NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total     ACVPBal  ACVPCapAp ACVPIncGr  ACVPInt ACVPUltra ACVPVal  CSGPVen
                                                       -----------  -------  --------- ---------  ------- --------- -------  -------
Investment activity:
   Reinvested dividends ............................   $   119,151    8,181        --      506       427      --      1,441      --
   Mortality and expense risk charges (note 3) .....       (79,890)  (1,103)     (293)    (130)     (210)     --       (456)    (40)
                                                       -----------  -------   -------   ------    ------     ---    -------   -----
      Net investment income (loss) .................        39,261    7,078      (293)     376       217      --        985     (40)
                                                       -----------  -------   -------   ------    ------     ---    -------   -----

   Proceeds from mutual fund shares sold ...........     1,308,920   32,871     6,610    3,376     3,598       5     10,465     220
   Cost of mutual fund shares sold .................    (1,891,386) (42,595)  (20,641)  (4,750)   (8,081)     (6)   (11,544)   (795)
                                                       -----------  -------   -------   ------    ------     ---    -------   -----
      Realized gain (loss) on investments ..........      (582,466)  (9,724)  (14,031)  (1,374)   (4,483)     (1)    (1,079)   (575)
   Change in unrealized gain (loss)
      on investments ...............................     2,661,978   28,560    18,979    5,063     6,564      13     11,412   2,485
                                                       -----------  -------   -------   ------    ------     ---    -------   -----
      Net gain (loss) on investments ...............     2,079,512   18,836     4,948    3,689     2,081      12     10,333   1,910
                                                       -----------  -------   -------   ------    ------     ---    -------   -----
   Reinvested capital gains ........................         2,533       --        --       --        --      --         --      --
                                                       -----------  -------   -------   ------    ------     ---    -------   -----
       Net increase (decrease) in contract owners'
          equity resulting from operations .........   $ 2,121,306   25,914     4,655    4,065     2,298      12     11,318   1,870
                                                       ===========  =======   =======   ======    ======     ===    =======   =====


                                                       CSIntEq   CSSmCapGr  DrySmCapIxS   DrySRGro  DryStkIx  DryVIFApp DryVIFGrInc
                                                       -------   ---------  -----------   --------  --------  --------- -----------
Investment activity:
   Reinvested dividends ............................   $    --         --        --             8      3,187       13         98
   Mortality and expense risk charges (note 3) .....       (91)      (225)       (5)         (488)    (1,759)    (261)       (93)
                                                       -------    -------      ----       -------   --------   ------     ------
      Net investment income (loss) .................       (91)      (225)       (5)         (480)     1,428     (248)         5
                                                       -------    -------      ----       -------   --------   ------     ------

   Proceeds from mutual fund shares sold ...........       947      7,965       583        15,329    128,208      896        957
   Cost of mutual fund shares sold .................    (1,610)   (24,232)     (517)      (30,481)  (181,393)  (1,191)    (1,313)
                                                       -------    -------      ----       -------   --------   ------     ------
      Realized gain (loss) on investments ..........      (663)   (16,267)       66       (15,152)   (53,185)    (295)      (356)
   Change in unrealized gain (loss)
      on investments ...............................     3,103     26,836       125        27,602    103,687    6,746      2,796
                                                       -------    -------      ----       -------   --------   ------     ------
      Net gain (loss) on investments ...............     2,440     10,569       191        12,450     50,502    6,451      2,440
                                                       -------    -------      ----       -------   --------   ------     ------
   Reinvested capital gains ........................        --         --        --            --         --       --         --
                                                       -------    -------      ----       -------   --------   ------     ------
       Net increase (decrease) in contract owners'
          equity resulting from operations .........   $ 2,349     10,344       186        11,970     51,930    6,203      2,445
                                                       =======    =======      ====       =======   ========   ======     ======

                                                           FedQualBd
                                                           ---------
Investment activity:
   Reinvested dividends ............................          231
   Mortality and expense risk charges (note 3) .....          (26)
                                                             ----
      Net investment income (loss) .................          205
                                                             ----

   Proceeds from mutual fund shares sold ...........          309
   Cost of mutual fund shares sold .................         (290)
                                                             ----
      Realized gain (loss) on investments ..........           19
   Change in unrealized gain (loss)
      on investments ...............................           82
                                                             ----
      Net gain (loss) on investments ...............          101
                                                             ----
   Reinvested capital gains ........................           --
                                                             ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......          306
                                                             ====

                                                                     (Continued)

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NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FidVIPEI  FidVIPGr FidVIPHI FidVIPOv FidVIPAM  FidVIPCon FidVIPGrOp GVITGIFin
                                                       --------  -------- -------- -------- --------  --------- ---------- ---------
Investment activity:
   Reinvested dividends ............................   $  6,240    1,986    4,067      334    1,646      2,893        66       --
   Mortality and expense risk charges (note 3) .....     (1,204)  (2,624)    (201)    (132)    (162)    (2,185)      (30)      --
                                                       --------  -------   ------   ------  -------    -------    ------      ---
      Net investment income (loss) .................      5,036     (638)   3,866      202    1,484        708        36       --
                                                       --------  -------   ------   ------  -------    -------    ------      ---

   Proceeds from mutual fund shares sold ...........     21,641   32,431    4,680    2,228    9,273     27,919     1,543       --
   Cost of mutual fund shares sold .................    (28,737) (64,445)  (8,232)  (5,061) (11,751)   (29,134)   (2,410)      --
                                                       --------  -------   ------   ------  -------    -------    ------      ---
      Realized gain (loss) on investments ..........     (7,096) (32,014)  (3,552)  (2,833)  (2,478)    (1,215)     (867)      --
   Change in unrealized gain (loss)
      on investments ...............................     33,803  117,110    8,163    6,218    5,190     53,602     1,897       (2)
                                                       --------  -------   ------   ------  -------    -------    ------      ---
      Net gain (loss) on investments ...............     26,707   85,096    4,611    3,385    2,712     52,387     1,030       (2)
                                                       --------  -------   ------   ------  -------    -------    ------      ---
   Reinvested capital gains ........................         --       --       --       --       --         --        --       --
                                                       --------  -------   ------   ------  -------    -------    ------      ---
       Net increase (decrease) in contract owners'
          equity resulting from operations .........   $ 31,743   84,458    8,477    3,587    4,196     53,095     1,066       (2)
                                                       ========  =======   ======   ======  =======    =======    ======      ===

                                                       GVITGIHlth   GVITGvtBd   GVITGrowth   GVITIDAgg  GVITIDCon   GVITIDMod
                                                       ----------   ---------   ----------   ---------  ---------   ---------
Investment activity:
   Reinvested dividends ............................    $    --       39,255           96        23         346         201
   Mortality and expense risk charges (note 3) .....         (6)      (7,682)      (9,855)      (14)        (49)        (83)
                                                        -------     --------     --------       ---       -----      ------
      Net investment income (loss) .................         (6)      31,573       (9,759)        9         297         118
                                                        -------     --------     --------       ---       -----      ------

   Proceeds from mutual fund shares sold ...........      1,560      130,361      191,294        19         205       3,256
   Cost of mutual fund shares sold .................     (1,647)    (121,745)    (272,578)      (23)       (204)     (3,388)
                                                        -------     --------     --------       ---       -----      ------
      Realized gain (loss) on investments ..........        (87)       8,616      (81,284)       (4)          1        (132)
   Change in unrealized gain (loss)
      on investments ...............................        386       10,213      450,397       372         989       3,014
                                                        -------     --------     --------       ---       -----      ------
      Net gain (loss) on investments ...............        299       18,829      369,113       368         990       2,882
                                                        -------     --------     --------       ---       -----      ------
   Reinvested capital gains ........................         --        2,533           --        --          --          --
                                                        -------     --------     --------       ---       -----      ------
       Net increase (decrease) in contract owners'
          equity resulting from operations .........    $   293       52,935      359,354       377       1,287       3,000
                                                        =======     ========     ========       ===       =====      ======

                                                          GVITIDModAgg   GVITIDModCon
                                                          ------------   ------------
Investment activity:
   Reinvested dividends ............................             204         1,541
   Mortality and expense risk charges (note 3) .....            (125)         (574)
                                                             -------        ------
      Net investment income (loss) .................              79           967
                                                             -------        ------

   Proceeds from mutual fund shares sold ...........          26,553         4,348
   Cost of mutual fund shares sold .................         (32,979)       (4,441)
                                                             -------        ------
      Realized gain (loss) on investments ..........          (6,426)          (93)
   Change in unrealized gain (loss)
      on investments ...............................           7,862         6,983
                                                             -------        ------
      Net gain (loss) on investments ...............           1,436         6,890
                                                             -------        ------
   Reinvested capital gains ........................              --            --
                                                             -------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......           1,515         7,857
                                                             =======        ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                     GVITMyMkt  GVITLead GVITSmCapVal GVITSmComp GVITTotRt GVITUSGro  NBAMTBal
                                                     ---------  -------- ------------ ---------- --------- ---------  --------
Investment activity:
   Reinvested dividends ............................  $  3,058      1            1          --      37,860      --          --
   Mortality and expense risk charges (note 3)......    (3,210)    (2)        (618)       (716)    (38,241)     (7)     (3,150)
                                                      --------    ---      -------     -------   ---------  ------    --------
      Net investment income (loss) .................      (152)    (1)        (617)       (716)       (381)     (7)     (3,150)
                                                      --------    ---      -------     -------   ---------  ------    --------

   Proceeds from mutual fund shares sold ...........    19,475     33       18,963       9,607     370,970   1,187      59,186
   Cost of mutual fund shares sold .................   (19,475)   (34)     (28,114)    (16,166)   (504,529) (1,162)   (124,703)
                                                      --------    ---      -------     -------   ---------  ------    --------
      Realized gain (loss) on investments ..........        --     (1)      (9,151)     (6,559)   (133,559)     25     (65,517)
   Change in unrealized gain (loss)
      on investments ...............................        --     26       38,969      34,429   1,266,231     460     128,612
                                                      --------    ---      -------     -------   ---------  ------    --------
      Net gain (loss) on investments ...............        --     25       29,818      27,870   1,132,672     485      63,095
                                                      --------    ---      -------     -------   ---------  ------    --------
   Reinvested capital gains ........................        --     --           --          --          --      --          --
                                                      --------    ---      -------     -------   ---------  ------    --------
       Net increase (decrease) in contract owners'
          equity resulting from operations .........  $   (152)    24       29,201      27,154   1,132,291     478      59,945
                                                      ========    ===      =======     =======   =========  ======    ========

                                                      NBAMTGro
                                                      --------
Investment activity:
   Reinvested dividends ............................        --
   Mortality and expense risk charges (note 3)......      (466)
                                                       -------
      Net investment income (loss) .................      (466)
                                                       -------

   Proceeds from mutual fund shares sold ...........     7,998
   Cost of mutual fund shares sold .................   (38,100)
                                                       -------
      Realized gain (loss) on investments ..........   (30,102)
   Change in unrealized gain (loss)
      on investments ...............................    47,092
                                                       -------
      Net gain (loss) on investments ...............    16,990
                                                       -------
   Reinvested capital gains ........................        --
                                                       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    16,524
                                                       =======

                                                       NBAMTGuard   NBAMTLMat   NBAMTPart   OppBdFd
                                                       ----------   ---------   ---------   -------
Investment activity:
   Reinvested dividends ............................     $   --         --           --      1,064
   Mortality and expense risk charges (note 3)......        (91)       (36)        (317)       (74)
                                                         ------       ----       ------     ------
      Net investment income (loss) .................        (91)       (36)        (317)       990
                                                         ------       ----       ------     ------

   Proceeds from mutual fund shares sold ...........        149        706        4,242      1,329
   Cost of mutual fund shares sold .................       (198)      (683)      (6,542)    (1,295)
                                                         ------       ----       ------     ------
      Realized gain (loss) on investments ..........        (49)        23       (2,300)        34
   Change in unrealized gain (loss)
      on investments ...............................      3,214        154       17,313       (200)
                                                         ------       ----       ------     ------
      Net gain (loss) on investments ...............      3,165        177       15,013       (166)
                                                         ------       ----       ------     ------
   Reinvested capital gains ........................         --         --           --         --
                                                         ------       ----       ------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $3,074        141       14,696        824
                                                         ======       ====       ======     ======

                                                       OppCapAp   OppGlSec   OppMultStr    StOpp2
                                                       --------   --------   ----------   -------
Investment activity:
   Reinvested dividends ............................       941      1,329       1,300          --
   Mortality and expense risk charges (note 3)......      (889)      (548)       (167)       (464)
                                                       -------    -------      ------     -------
      Net investment income (loss) .................        52        781       1,133        (464)
                                                       -------    -------      ------     -------

   Proceeds from mutual fund shares sold ...........    21,513     54,911       6,009      10,001
   Cost of mutual fund shares sold .................   (44,499)   (95,928)     (7,552)    (14,311)
                                                       -------    -------      ------     -------
      Realized gain (loss) on investments ..........   (22,986)   (41,017)     (1,543)     (4,310)
   Change in unrealized gain (loss)
      on investments ...............................    48,038     56,462       4,838      23,320
                                                       -------    -------      ------     -------
      Net gain (loss) on investments ...............    25,052     15,445       3,295      19,010
                                                       -------    -------      ------     -------
   Reinvested capital gains ........................        --         --          --          --
                                                       -------    -------      ------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,104     16,226       4,428      18,546
                                                       =======    =======      ======     =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       StDisc2  StIntStk2  VEWrldBd  VEWrldEMkt  VEWrldHAs  VKEmMkt  VKUSRealEst
                                                      --------  ---------  --------  ----------  ---------  -------  -----------
Investment activity:
   Reinvested dividends ............................  $     --       191       325         53        38         --          --
                                                      --------   -------     -----     ------      ----     ------     -------
   Mortality and expense risk charges (note 3)......      (112)      (15)     (103)      (159)      (31)       (76)       (292)
                                                      --------   -------     -----     ------      ----     ------     -------
      Net investment income (loss) .................      (112)      176       222       (106)        7        (76)       (292)
                                                      --------   -------     -----     ------      ----     ------     -------

   Proceeds from mutual fund shares sold ...........     9,779    11,588       520      2,364       157      6,533      22,050
   Cost of mutual fund shares sold .................   (10,724)  (28,028)     (437)    (4,953)     (179)    (5,994)    (21,566)
                                                      --------   -------     -----     ------      ----     ------     -------
      Realized gain (loss) on investments ..........      (945)  (16,440)       83     (2,589)      (22)       539         484
   Change in unrealized gain (loss)
      on investments ...............................     5,208    15,762     2,055      6,595       532      2,736       9,882
                                                      --------   -------     -----     ------      ----     ------     -------
      Net gain (loss) on investments ...............     4,263      (678)    2,138      4,006       510      3,275      10,366
                                                      --------   -------     -----     ------      ----     ------     -------
   Reinvested capital gains ........................        --        --        --         --        --         --          --
                                                      --------   -------     -----     ------      ----     ------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......  $  4,151      (502)    2,360      3,900       517      3,199      10,074
                                                      ========   =======     =====     ======      ====     ======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        Total                 ACVPBal            ACVPCapAp          ACVPIncGr
                                              ------------------------   -----------------   -----------------   ---------------
                                                  2003         2002       2003      2002      2003      2002      2003     2002
                                              -----------   ----------   -------   -------   -------   -------   ------   ------
Investment activity:
   Net investment income (loss) ...........   $    39,261       55,227     7,078     7,511      (293)     (401)     376      258
   Realized gain (loss) on investments ....      (582,466)    (138,313)   (9,724)   (2,937)  (14,031)   (6,055)  (1,374)    (205)
   Change in unrealized gain (loss)
      on investments ......................     2,661,978   (2,026,733)   28,560   (27,160)   18,979    (4,336)   5,063   (4,760)
   Reinvested capital gains ...............         2,533       21,412        --        --        --        --       --       --
                                              -----------   ----------   -------   -------   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     2,121,306   (2,088,407)   25,914   (22,586)    4,655   (10,792)   4,065   (4,707)
                                              -----------   ----------   -------   -------   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ............     1,341,834    1,489,991    19,349    22,893     4,372     8,857    3,136    3,049
   Transfers between funds ................            --           --     7,997       901    (2,178)    1,385   (1,747)    (373)
   Surrenders (note 6) ....................    (1,122,461)    (483,447)  (23,759)   (2,751)   (5,136)       --       --       --
   Death benefits (note 4) ................       (16,998)     (20,050)       --    (1,709)       --        --       --       --
   Policy loans (net of repayments)
      (note 5) ............................       371,985      151,190    (1,397)   (4,000)    3,056    (3,251)      63       29
   Deductions for surrender charges
      (note 2d) ...........................        (7,363)     (20,635)     (156)     (117)      (34)       --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...................    (1,060,560)  (1,061,337)  (18,591)  (18,632)   (3,685)   (3,610)  (2,182)  (2,018)
                                              -----------   ----------   -------   -------   -------   -------   ------   ------
         Net equity transactions ..........      (493,563)      55,712   (16,557)   (3,415)   (3,605)    3,381     (730)     687
                                              -----------   ----------   -------   -------   -------   -------   ------   ------

Net change in contract owners' equity .....     1,627,743   (2,032,695)    9,357   (26,001)    1,050    (7,411)   3,335   (4,020)
Contract owners' equity beginning
   of period ..............................    20,451,328   25,242,335   299,738   347,262    81,840   100,621   35,634   44,416
                                              -----------   ----------   -------   -------   -------   -------   ------   ------
Contract owners' equity end of period .....   $22,079,071   23,209,640   309,095   321,261    82,890    93,210   38,969   40,396
                                              ===========   ==========   =======   =======   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units ........................     1,158,106    1,062,689    18,887    17,814     6,451     5,594    4,351    4,332
                                              -----------   ----------   -------   -------   -------   -------   ------   ------
   Units purchased ........................       238,137       97,363     8,100     1,406       616       560    1,021    1,099
   Units redeemed .........................      (203,064)     (82,485)   (7,022)   (1,594)     (778)     (365)  (1,104)  (1,014)
                                              -----------   ----------   -------   -------   -------   -------   ------   ------
   Ending units ...........................     1,193,179    1,077,567    19,965    17,626     6,289     5,789    4,268    4,417
                                              ===========   ==========   =======   =======   =======   =======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        ACVPInt        ACVPUltra         ACVPVal            CSGPVen
                                                   ----------------   -----------   -----------------   ---------------
                                                     2003     2002    2003   2002    2003       2002     2003     2002
                                                   -------   ------   ----   ----   -------   -------   ------   ------
Investment activity:
   Net investment income (loss) ................   $   217      203     --     --       985       453      (40)     (48)
   Realized gain (loss) on investments .........    (4,483)  (1,376)    (1)    --    (1,079)       46     (575)    (246)
   Change in unrealized gain (loss)
      on investments ...........................     6,564   (1,969)    13     (4)   11,412   (12,011)   2,485   (1,602)
   Reinvested capital gains ....................        --       --     --     --        --     5,868       --       --
                                                   -------   ------    ---    ---   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     2,298   (3,142)    12     (4)   11,318    (5,644)   1,870   (1,896)
                                                   -------   ------    ---    ---   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     5,499    6,201     --     --     6,237     7,628    1,269    1,342
   Transfers between funds .....................    (2,954)      74     --    134       717    23,039       --       --
   Surrenders (note 6) .........................      (305)      --     --     --    (8,031)   (1,493)      --       --
   Death benefits (note 4) .....................        --       --     --     --        --        --       --       --
   Policy loans (net of repayments) (note 5)....        (8)      (6)    --     --     2,153        41       (6)      17
   Deductions for surrender charges
      (note 2d) ................................        (2)      --     --     --       (53)      (64)      --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (2,793)  (3,072)    (8)    (2)   (4,257)   (3,231)    (537)    (496)
                                                   -------   ------    ---    ---   -------   -------   ------   ------
         Net equity transactions ...............      (563)   3,197     (8)   132    (3,234)   25,920      726      863
                                                   -------   ------    ---    ---   -------   -------   ------   ------

Net change in contract owners' equity ..........     1,735       55      4    128     8,084    20,276    2,596   (1,033)
Contract owners' equity beginning
   of period ...................................    54,653   63,852    112     --   127,099   103,555    9,643   12,645
                                                   -------   ------    ---    ---   -------   -------   ------   ------
Contract owners' equity end of period ..........   $56,388   63,907    116    128   135,183   123,831   12,239   11,612
                                                   =======   ======    ===    ===   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units .............................     4,448    4,105     14     --     9,786     6,084    1,324    1,134
                                                   -------   ------   ----   ----   -------   -------   ------   ------
   Units purchased .............................       463      421     --     14     4,337     2,946      185      133
   Units redeemed ..............................      (521)    (208)    (1)    --    (2,929)     (215)     (86)     (50)
                                                   -------   ------   ----   ----   -------   -------   ------   ------
   Ending units ................................     4,390    4,318     13     14    11,194     8,815    1,423    1,217
                                                   =======   ======   ====   ====   =======   =======   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         CSIntEq           CSSmCapGr        DrySmCapIxS       DrySRGro
                                                   -----------------   -----------------   ------------   -----------------
                                                     2003      2002      2003      2002     2003   2002     2003      2002
                                                   --------   ------   -------   -------   -----   ----   -------   -------
Investment activity:
   Net investment income (loss) ................    $   (91)    (120)     (225)     (307)     (5)   --       (480)     (686)
   Realized gain (loss) on investments .........       (663)    (450)  (16,267)   (8,050)     66    --    (15,152)   (7,850)
   Change in unrealized gain (loss)
      on investments ...........................      3,103     (124)   26,836   (10,540)    125    --     27,602   (23,739)
   Reinvested capital gains ....................         --       --        --        --      --    --         --        --
                                                    -------   ------   -------   -------   -----   ---    -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      2,349     (694)   10,344   (18,897)    186    --     11,970   (32,275)
                                                    -------   ------   -------   -------   -----   ---    -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      2,763    4,401     5,499     7,979     335    --      8,930    11,935
   Transfers between funds .....................         --       --    (5,356)     (489)    (38)   --     (6,471)  (11,661)
   Surrenders (note 6) .........................         --   (8,809)     (455)   (9,702)     --    --    (16,584)   (1,537)
   Death benefits (note 4) .....................         --       --        --        --      --    --         --        --
   Policy loans (net of repayments) (note 5) ...         51    8,289      (811)    7,270      --    --      9,046      (940)
   Deductions for surrender charges
      (note 2d) ................................         --     (376)       (3)     (414)     --    --       (109)      (66)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (1,476)  (1,572)   (3,957)   (4,040)    (31)   --     (5,826)   (6,000)
                                                    -------   ------   -------   -------   -----   ---    -------   -------
         Net equity transactions ...............      1,338    1,933    (5,083)      604     266    --    (11,014)   (8,269)
                                                    -------   ------   -------   -------   -----   ---    -------   -------

Net change in contract owners' equity ..........      3,687    1,239     5,261   (18,293)    452    --        956   (40,544)
Contract owners' equity beginning
   of period ...................................     25,996   29,820    56,794    83,939   1,107    --    130,836   191,499
                                                    -------   ------   -------   -------   -----   ---    -------   -------
Contract owners'equity end of period ...........    $29,683   31,059    62,055    65,646   1,559    --    131,792   150,955
                                                    =======   ======   =======   =======   =====   ===    =======   =======

CHANGES IN UNITS:
   Beginning units .............................      3,276    2,925     5,028     4,749     145    --      7,893     7,729
                                                    -------   ------   -------   -------   -----   ---    -------   -------
   Units purchased .............................        401      434       795       600      41    --        824       587
   Units redeemed ..............................       (221)    (252)   (1,088)     (587)     (4)   --     (1,306)     (935)
                                                    -------   ------   -------   -------   -----   ---    -------   -------
   Ending units ................................      3,456    3,107     4,735     4,762     182    --      7,411     7,381
                                                    =======   ======   =======   =======   =====   ===    =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         DryStkIx           DryVIFApp         DryVIFGrInc       FedQualBd
                                                   -------------------   ---------------   ----------------   ------------
                                                      2003       2002     2003     2002      2003     2002     2003   2002
                                                   ---------   -------   ------   ------   -------   ------   -----   ----
Investment activity:
   Net investment income (loss) ................   $   1,428     1,168     (248)    (239)        5      (42)    205    --
   Realized gain (loss) on investments .........     (53,185)     (363)    (295)    (112)     (356)     (34)     19    --
   Change in unrealized gain (loss)
      on investments ...........................     103,687   (77,856)   6,746   (5,865)    2,796   (4,717)     82    --
   Reinvested capital gains ....................          --        --       --       --        --       --      --    --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      51,930   (77,051)   6,203   (6,216)    2,445   (4,793)    306    --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      48,246    50,217    3,329    2,673     1,603    1,574      53    --
   Transfers between funds .....................     (15,922)   (9,144)  14,148   11,220        --      499   4,127    --
   Surrenders (note 6) .........................    (194,139)  (10,245)      --        1        --       --      --    --
   Death benefits (note 4) .....................          --        --       --       --        --       --      --    --
   Policy loans (net of repayments) (note 5) ...      85,157     6,520      223      203       130       --      --    --
   Deductions for surrender charges
      (note 2d) ................................      (1,273)     (437)      --       --        --       --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (19,900)  (20,861)  (2,734)  (1,793)   (1,422)  (1,342)   (327)   --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---
         Net equity transactions ...............     (97,831)   16,050   14,966   12,304       311      731   3,853    --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---

Net change in contract owners' equity ..........     (45,901)  (61,001)  21,169    6,088     2,756   (4,062)  4,159    --
Contract owners' equity beginning
   of period ...................................     455,733   554,112   59,921   59,557    23,228   30,132   3,915    --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---
Contract owners' equity end of period ..........   $ 409,832   493,111   81,090   65,645    25,984   26,070   8,074    --
                                                   =========   =======   ======   ======    ======   ======   =====   ===

CHANGES IN UNITS:
   Beginning units .............................      24,475    21,028    5,643    4,603     2,407    2,282     365    --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---
   Units purchased .............................       5,298     2,276    2,688    1,124       201      164     386    --
   Units redeemed ..............................      (8,247)   (1,630)    (744)    (149)     (167)    (107)    (30)   --
                                                   ---------   -------   ------   ------    ------   ------   -----   ---
   Ending units ................................      21,526    21,674    7,587    5,578     2,441    2,339     721    --
                                                   =========   =======   ======   ======    ======   ======   =====   ===

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         FidVIPEI             FidVIPGr             FidVIPHI         FidVIPOv
                                                   -------------------   -------------------   ---------------   ---------------
                                                      2003       2002      2003       2002      2003     2002     2003     2002
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------
Investment activity:
   Net investment income (loss) ................   $   5,036     4,292      (638)     (1,618)   3,866    5,185      202      128
   Realized gain (loss) on investments .........      (7,096)    1,966   (32,014)    (13,814)  (3,552)  (3,443)  (2,833)  (2,636)
   Change in unrealized gain (loss)
      on investments ...........................      33,803   (39,394)  117,110    (182,697)   8,163   (4,089)   6,218    1,025
   Reinvested capital gains ....................          --     7,826        --          --       --       --       --       --
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      31,743   (25,310)   84,458    (198,129)   8,477   (2,347)   3,587   (1,483)
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      16,021    13,279    41,968      43,852    7,967    1,922    1,443    2,190
   Transfers between funds .....................      (1,743)   34,182    (1,940)     (9,910)      --   (2,146)     154   11,913
   Surrenders (note 6) .........................     (17,107)       --   (63,649)    (24,758)  (2,932)      --   (1,433)      --
   Death benefits (note 4) .....................          --        --        --          --       --       --       --       --
   Policy loans (net of repayments) (note 5) ...       5,670      (658)   45,396      14,729      (52)     (90)      91       30
   Deductions for surrender charges
      (note 2d) ................................        (112)       --      (417)     (1,057)     (19)      --       (9)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (18,216)  (15,760)  (35,942)    (36,756)  (2,288)  (1,887)  (1,538)  (1,369)
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------
         Net equity transactions ...............     (15,487)   31,043   (14,584)    (13,900)   2,676   (2,201)  (1,292)  12,764
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------

Net change in contract owners' equity ..........      16,256     5,733    69,874    (212,029)  11,153   (4,548)   2,295   11,281
Contract owners' equity beginning
   of period ...................................     326,360   366,908   663,395   1,024,033   50,440   51,588   37,523   40,122
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------
Contract owners' equity end of period ..........   $ 342,616   372,641   733,269     812,004   61,593   47,040   39,818   51,403
                                                   =========   =======   =======   =========   ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units .............................      14,448     9,677    27,394      25,393    3,072    2,732    3,278    2,382
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------
   Units purchased .............................       1,910     2,347     4,039       4,045      483      891      217    1,003
   Units redeemed ..............................      (1,822)     (459)   (2,907)     (2,415)    (407)    (635)    (305)    (101)
                                                   ---------   -------   -------   ---------   ------   ------   ------   ------
   Ending units ................................      14,536    11,565    28,526      27,023    3,148    2,988    3,190    3,284
                                                   =========   =======   =======   =========   ======   ======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        FidVIPAM            FidVIPCon         FidVIPGrOp       GVITGIFin
                                                   ------------------   -----------------   ---------------   -----------
                                                     2003       2002      2003      2002     2003     2002    2003   2002
                                                   --------   -------   -------   -------   ------   ------   ----   ----
Investment activity:
   Net investment income (loss) ................    $ 1,484     2,648       708     2,673       36       60    --      --
   Realized gain (loss) on investments .........     (2,478)   (6,892)   (1,215)    5,801     (867)     (87)   --      --
   Change in unrealized gain (loss)
      on investments ...........................      5,190      (761)   53,602   (15,684)   1,897   (1,471)   (2)     --
   Reinvested capital gains ....................         --        --        --        --       --       --    --      --
                                                    -------   -------   -------   -------   ------   ------   ---     ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      4,196    (5,005)   53,095    (7,210)   1,066   (1,498)   (2)     --
                                                    -------   -------   -------   -------   ------   ------   ---     ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................        384       811    15,123    18,900      863      963   118      --
   Transfers between funds .....................         --   (26,353)   (4,183)   (6,991)      --       --    --      --
   Surrenders (note 6) .........................         --        --    (4,505)  (23,735)  (4,957)      --    --      --
   Death benefits (note 4) .....................         --        --        --        --       --       --    --      --
   Policy loans (net of repayments) (note 5) ...     (7,187)      (57)   (4,859)   14,041    3,630        8    --      --
   Deductions for surrender charges
      (note 2d) ................................         --        --       (30)   (1,013)     (33)      --    --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (2,001)   (1,996)  (16,573)  (13,996)    (587)    (601)    1      --
                                                    -------   -------   -------   -------   ------   ------   ---     ---
         Net equity transactions ...............     (8,804)  (27,595)  (15,027)  (12,794)  (1,084)     370   119      --
                                                    -------   -------   -------   -------   ------   ------   ---     ---

Net change in contract owners' equity ..........     (4,608)  (32,600)   38,068   (20,004)     (18)  (1,128)  117      --
Contract owners' equity beginning
   of period ...................................     44,083    79,774   584,508   660,912    8,919   10,746    --      --
                                                    -------   -------   -------   -------   ------   ------   ---     ---
Contract owners' equity end of period ..........    $39,475    47,174   622,576   640,908    8,901    9,618   117      --
                                                    =======   =======   =======   =======   ======   ======   ===     ===

CHANGES IN UNITS:
   Beginning units .............................      2,019     3,216    34,909    31,348    1,163    1,098    --      --
                                                    -------   -------   -------   -------   ------   ------   ---     ---
   Units purchased .............................      1,075       175    10,281       875      113      125    12      --
   Units redeemed ..............................     (1,256)   (1,244)   (6,342)   (1,463)    (247)     (86)   --      --
                                                    -------   -------   -------   -------   ------   ------   ---     ---
   Ending units ................................      1,838     2,147    38,848    30,760    1,029    1,137    12      --
                                                    =======   =======   =======   =======   ======   ======   ===     ===

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 GVITGIHIth            GVITGvtBd              GVITGrowth           GVITIDAgg
                                               ---------------   ---------------------   ---------------------   -------------
                                                2003     2002      2003        2002        2003        2002      2003    2002
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----
Investment activity:
   Net investment income (loss) ............   $    (6)     (1)     31,573      35,355      (9,759)    (13,108)      9       6
   Realized gain (loss) on investments .....       (87)     --       8,616       5,266     (81,284)     (8,664)     (4)     --
   Change in unrealized gain (loss)
      on investments .......................       386     (79)     10,213      27,169     450,397    (598,623)    372    (196)
   Reinvested capital gains ................        --      --       2,533       1,833          --          --      --      --
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       293     (80)     52,935      69,623     359,354    (620,395)    377    (190)
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............       564      94      75,968      82,455     258,506     295,203     803     288
   Transfers between funds .................        --   1,992      22,240     (26,312)    (79,909)    (26,590)     --   2,033
   Surrenders (note 6) .....................        --      --     (77,684)    (27,566)   (167,497)    (55,300)     --      --
   Death benefits (note 4) .................        --      --          --          --          --          --      --      --
   Policy loans (net of repayments)
      (note 5) .............................    (1,554)     --      59,507       2,157      33,542      23,413      --      --
   Deductions for surrender charges
      (note 2d) ............................        --      --        (509)     (1,177)     (1,098)     (2,360)     --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................      (291)    (44)    (96,417)    (85,568)   (163,153)   (165,784)   (305)   (276)
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----
         Net equity transactions ...........    (1,281)  2,042     (16,895)    (56,011)   (119,609)     68,582     498   2,045
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----

Net change in contract owners' equity ......      (988)  1,962      36,040      13,612     239,745    (551,813)    875   1,855
Contract owners' equity beginning
   of period ...............................     2,157      --   1,930,063   1,881,038   2,567,956   3,498,067   3,134      --
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----
Contract owners' equity end of period ......   $ 1,169   1,962   1,966,103   1,894,650   2,807,701   2,946,254   4,009   1,855
                                               =======   =====   =========   =========   =========   =========   =====   =====

CHANGES IN UNITS:
   Beginning units .........................       260      --      87,635      90,403     225,890     205,499     379      --
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----
   Units purchased .........................        84     226      14,693       3,559      47,123      22,553      97     223
   Units redeemed ..........................      (232)     (5)    (12,993)     (6,217)    (50,400)    (18,085)    (37)    (28)
                                               -------   -----   ---------   ---------   ---------   ---------   -----   -----
   Ending units ............................       112     221      89,335      87,745     222,613     209,967     439     195
                                               =======   =====   =========   =========   =========   =========   =====   =====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GVITIDCon       GVITIDMod       GVITIDModAgg      GVITIDModCon
                                               --------------   -------------   ----------------   --------------
                                                 2003    2002    2003    2002     2003     2002     2003     2002
                                               -------   ----   ------   ----   -------   ------   -------   ----
Investment activity:
   Net investment income (loss) ............   $   297    --       118    --         79       87       967    --
   Realized gain (loss) on investments .....         1    --      (132)   --     (6,426)       9       (93)   --
   Change in unrealized gain (loss)
      on investments .......................       989    --     3,014    --      7,862   (2,143)    6,983    --
   Reinvested capital gains ................        --    --        --    --         --        2        --    --
                                               -------   ---    ------   ---    -------   ------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     1,287    --     3,000    --      1,515   (2,045)    7,857    --
                                               -------   ---    ------   ---    -------   ------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............     1,919    --     1,366    --     11,944      564     1,928    --
   Transfers between funds .................    27,742    --    30,100    --    (16,814)  37,872     5,773    --
   Surrenders (note 6) .....................        --    --      (924)   --         --       --        --    --
   Death benefits (note 4) .................        --    --        --    --         --       --        --    --
   Policy loans (net of repayments)
      (note 5) .............................        --    --        --    --         --       --        --    --
   Deductions for surrender charges
      (note 2d) ............................        --    --        (6)   --         --       --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................      (391)   --      (527)   --     (3,400)    (794)   (4,135)   --
                                               -------   ---    ------   ---    -------   ------   -------   ---
         Net equity transactions ...........    29,270    --    30,009    --     (8,270)  37,642     3,566    --
                                               -------   ---    ------   ---    -------   ------   -------   ---

Net change in contract owners' equity ......    30,557    --    33,009    --     (6,755)  35,597    11,423    --
Contract owners' equity beginning
   of period ...............................       130    --     6,629    --     45,003       --   139,217    --
                                               -------   ---    ------   ---    -------   ------   -------   ---
Contract owners' equity end of period ......   $30,687    --    39,638    --     38,248   35,597   150,640    --
                                               =======   ===    ======   ===    =======   ======   =======   ===

CHANGES IN UNITS:
   Beginning units .........................        13    --       730    --      5,211       --    14,546    --
                                               -------   ---    ------   ---    -------   ------   -------   ---
   Units purchased .........................     2,984    --     3,730    --      2,085    3,802       808    --
   Units redeemed ..........................       (38)   --      (394)   --     (3,230)     (80)     (430)   --
                                               -------   ---    ------   ---    -------   ------   -------   ---
   Ending units ............................     2,959    --     4,066    --      4,066    3,722    14,924    --
                                               =======   ===    ======   ===    =======   ======   =======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITMyMkt         GVITLead       GVITSmCapVal        GVITSmComp
                                                   ------------------   -----------   -----------------   -----------------
                                                     2003       2002    2003   2002    2003       2002      2003     2002
                                                   --------   -------   ----   ----   -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ................   $   (152)    1,748     (1)    --      (617)     (933)     (716)     (835)
   Realized gain (loss) on investments .........         --        --     (1)    --    (9,151)   (2,120)   (6,559)   (4,956)
   Change in unrealized gain (loss)
      on investments ...........................         --        --     26    (15)   38,969   (39,238)   34,429    (3,541)
   Reinvested capital gains ....................         --        --     --     --        --     5,432        --        --
                                                   --------   -------    ---    ---   -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       (152)    1,748     24    (15)   29,201   (36,859)   27,154    (9,332)
                                                   --------   -------    ---    ---   -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      6,129    20,319     --     --     7,986     8,121    10,232    13,971
   Transfers between funds .....................     53,723   (16,425)    --    520   (12,761)   60,013    (1,612)   (8,316)
   Surrenders (note 6) .........................     (8,494)   (2,479)    --     --    (2,918)     (922)   (9,602)   (9,012)
   Death benefits (note 4) .....................         --        --     --     --        --        --        --        --
   Policy loans (net of repayments) (note 5) ...     39,907    (1,311)    --     --       204       587     3,800     2,354
   Deductions for surrender charges
      (note 2d) ................................        (56)     (106)    --     --       (19)      (39)      (63)     (385)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (11,688)  (10,015)   (25)   (10)   (8,187)   (8,254)   (6,759)   (6,315)
                                                   --------   -------    ---    ---   -------   -------   -------   -------
         Net equity transactions ...............     79,521   (10,017)   (25)   510   (15,695)   59,506    (4,004)   (7,703)
                                                   --------   -------    ---    ---   -------   -------   -------   -------

Net change in contract owners' equity ..........     79,369    (8,269)    (1)   495    13,506    22,647    23,150   (17,035)
Contract owners' equity beginning
   of period ...................................    790,154   800,352    404     --   172,062   211,223   184,443   215,772
                                                   --------   -------    ---    ---   -------   -------   -------   -------
Contract owners' equity end of period ..........   $869,523   792,083    403    495   185,568   233,870   207,593   198,737
                                                   ========   =======    ===    ===   =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .............................     52,606    53,446     48     --    16,264    13,864    10,670     9,305
                                                   --------   -------    ---    ---   -------   -------   -------   -------
   Units purchased .............................     19,253       699      1     52     4,017     4,371     1,850       761
   Units redeemed ..............................     (8,463)   (1,368)    (4)    (1)   (4,360)     (653)   (1,528)   (1,071)
                                                   --------   -------    ---    ---   -------   -------   -------   -------
   Ending units ................................     63,396    52,777     45     51    15,921    17,582    10,992     8,995
                                                   ========   =======    ===    ===   =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         GVITTotRt          GVITUSGro        NBAMTBal           NBAMTGro
                                                  -----------------------  -----------  ------------------  ----------------
                                                     2003         2002      2003  2002    2003     2002      2003     2002
                                                  -----------  ----------  -----  ----  -------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ................  $      (381)    (10,255)    (7)  --    (3,150)    21,101     (466)    (636)
   Realized gain (loss) on investments .........     (133,559)      5,780     25   --   (65,517)   (48,586) (30,102) (20,835)
   Change in unrealized gain (loss)
      on investments ...........................    1,266,231    (781,204)   460   --   128,612    (98,395)  47,092  (13,741)
   Reinvested capital gains ....................           --          --     --   --        --         --       --       --
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    1,132,291    (785,679)   478   --    59,945   (125,880)  16,524  (35,212)
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      641,338     726,935  1,410   --    53,593     57,299   12,313   13,653
   Transfers between funds .....................      (14,110)   (108,173)    (2)  --    (9,471)   (14,450)  (3,538)      47
   Surrenders (note 6) .........................     (346,664)   (234,826)    --   --   (40,684)   (39,657)    (236)  (2,292)
   Death benefits (note 4) .....................      (16,998)    (13,645)    --   --        --     (4,696)      --       --
   Policy loans (net of repayments) (note 5) ...       73,844      82,958     --   --    (2,508)    (2,966)  (1,029)  (2,950)
   Deductions for surrender charges
      (note 2d) ................................       (2,273)    (10,023)    --   --      (267)    (1,693)      (2)     (98)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (529,221)   (557,456)  (381)  --   (43,067)   (42,935)  (6,902)  (7,478)
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------
      Net equity transactions ..................     (194,084)   (114,230) 1,027   --   (42,404)   (49,098)     606      882
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------

Net change in contract owners' equity ..........      938,207    (899,909) 1,505   --    17,541   (174,978)  17,130  (34,330)
Contract owners' equity beginning
   of period ...................................    9,680,176  12,484,896  1,137   --   844,699  1,108,809  115,369  174,588
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------
Contract owners' equity end of period ..........  $10,618,383  11,584,987  2,642   --   862,240    933,831  132,499  140,258
                                                  ===========  ==========  =====  ===   =======  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .............................      436,867     418,936    139   --    53,702     51,942    7,684    7,625
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------
   Units purchased .............................       66,752      27,628    159   --     7,519      3,632    3,992      716
   Units redeemed ..............................      (53,782)    (31,378)   (43)  --    (8,642)    (6,112)  (2,295)    (682)
                                                  -----------  ----------  -----  ---   -------  ---------  -------  -------
   Ending units ................................      449,837     415,186    255   --    52,579     49,462    9,381    7,659
                                                  ===========  ==========  =====  ===   =======  =========  =======  =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      NBAMTGuard         NBAMTLMat          NBAMTPart          OppBdFd
                                                   ----------------   ---------------   ----------------   ---------------
                                                     2003     2002     2003     2002     2003      2002     2003     2002
                                                   -------   ------   ------   ------   ------   -------   ------   ------
Investment activity:
   Net investment income (loss) ................   $   (91)      83      (36)     162     (317)       83      990      492
   Realized gain (loss) on investments .........       (49)      (2)      23       42   (2,300)   (1,165)      34       49
   Change in unrealized gain (loss)
      on investments ...........................     3,214   (3,306)     154     (134)  17,313   (10,379)    (200)    (246)
   Reinvested capital gains ....................        --       --       --       --       --        --       --       --
                                                   -------   ------   ------   ------   ------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     3,074   (3,225)     141       70   14,696   (11,461)     824      295
                                                   -------   ------   ------   ------   ------   -------   ------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     2,278    2,312      898    1,020    3,460     3,746    7,170      801
   Transfers between funds .....................        --   (5,078)   5,049    1,400     (461)      (99)   9,251    6,323
   Surrenders (note 6) .........................        --       --      (79)  (2,598)  (2,322)   (4,206)    (804)  (3,729)
   Death benefits (note 4) .....................        --       --       --       --       --        --       --       --
   Policy loans (net of repayments) (note 5) ...        (6)     (58)      --    2,458      126     3,112      678     (513)
   Deductions for surrender charges
      (note 2d) ................................        --       --       (1)    (111)     (15)     (179)      (5)    (159)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (1,533)  (1,493)    (666)    (391)  (2,688)   (2,460)  (1,384)    (923)
                                                   -------   ------   ------   ------   ------   -------   ------   ------
         Net equity transactions ...............       739   (4,317)   5,201    1,778   (1,900)      (86)  14,906    1,800
                                                   -------   ------   ------   ------   ------   -------   ------   ------

Net change in contract owners' equity ..........     3,813   (7,542)   5,342    1,848   12,796   (11,547)  15,730    2,095
Contract owners' equity beginning
   of period ...................................    22,088   32,812    5,308    3,420   84,568   111,844   11,976   11,585
                                                   -------   ------   ------   ------   ------   -------   ------   ------
Contract owners' equity end of period ..........   $25,901   25,270   10,650    5,268   97,364   100,297   27,706   13,680
                                                   =======   ======   ======   ======   ======   =======   ======   ======
CHANGES IN UNITS:
   Beginning units .............................     2,908    3,152      297      200    5,817     4,637      556      582
                                                   -------   ------   ------   ------   ------   -------   ------   ------
   Units purchased .............................       517       56      327      115    2,981       196      791      386
   Units redeemed ..............................      (418)    (464)     (37)     (12)  (1,590)     (203)     (81)    (294)
                                                   -------   ------   ------   ------   ------   -------   ------   ------
   Ending units ................................     3,007    2,744      587      303    7,208     4,630    1,266      674
                                                   =======   ======   ======   ======   ======   =======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        OppCapAp            OppGlSec          OppMultStr           StOpp2
                                                   ------------------   -----------------   ---------------   -----------------
                                                     2003       2002      2003      2002     2003     2002      2003      2002
                                                   --------   -------   -------   -------   ------   ------   -------   -------
Investment activity:
   Net investment income (loss) ................   $     52       427       781       184    1,133      947      (464)     (608)
   Realized gain (loss) on investments .........    (22,986)   (8,695)  (41,017)   (3,688)  (1,543)    (203)   (4,310)   (2,148)
   Change in unrealized gain (loss)
      on investments ...........................     48,038   (54,331)   56,462   (11,807)   4,838   (4,270)   23,320   (22,389)
   Reinvested capital gains ....................         --        --        --        --       --      451        --        --
                                                   --------   -------   -------   -------   ------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     25,104   (62,599)   16,226   (15,311)   4,428   (3,075)   18,546   (25,145)
                                                   --------   -------   -------   -------   ------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     12,730    14,041    12,625    16,712      694      693     9,708     8,853
   Transfers between funds .....................     (4,424)   11,094     4,850     7,701       --   16,087     1,741     5,242
   Surrenders (note 6) .........................    (18,706)   (4,392)  (75,032)   (1,562)  (4,864)    (912)   (6,515)   (3,744)
   Death benefits (note 4) .....................         --        --        --        --       --       --        --        --
   Policy loans (net of repayments) (note 5)....      6,805       150    24,969    (1,564)      (2)     423      (402)      376
   Deductions for surrender charges
      (note 2d) ................................       (123)     (187)     (492)      (67)     (32)     (39)      (43)     (160)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (11,440)  (12,279)   (5,501)   (5,375)  (1,253)    (780)   (7,939)   (7,505)
                                                   --------   -------   -------   -------   ------   ------   -------   -------
         Net equity transactions ...............    (15,158)    8,427   (38,581)   15,845   (5,457)  15,472    (3,450)    3,062
                                                   --------   -------   -------   -------   ------   ------   -------   -------
Net change in contract owners' equity ..........      9,946   (54,172)  (22,355)      534   (1,029)  12,397    15,096   (22,083)
Contract owners' equity beginning of period ....    235,438   316,448   155,803   190,629   47,009   33,069   116,195   159,188
                                                   --------   -------   -------   -------   ------   ------   -------   -------
Contract owners' equity end of period ..........   $245,384   262,276   133,448   191,163   45,980   45,466   131,291   137,105
                                                   ========   =======   =======   =======   ======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units .............................     21,283    20,403     9,621     7,188    2,397    1,227     4,966     3,893
                                                   --------   -------   -------   -------   ------   ------   -------   -------
   Units purchased .............................      3,856     1,594     4,441       707      173      628       500       366
   Units redeemed ..............................     (4,466)     (988)   (3,881)      (99)    (347)     (33)   (1,131)     (291)
                                                   --------   -------   -------   -------   ------   ------   -------   -------
   Ending units ................................     20,673    21,009    10,181     7,796    2,223    1,822     4,335     3,968
                                                   ========   =======   =======   =======   ======   ======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        StDisc2           StIntStk2         VEWrldBd        VEWrldEMkt
                                                   ----------------   ----------------   --------------   ---------------
                                                     2003     2002      2003     2002     2003     2002    2003     2002
                                                   -------   ------   -------   ------   ------   -----   ------   ------
Investment activity:
   Net investment income (loss) ................   $  (112)    (134)      176      342      222      (6)    (106)     (89)
   Realized gain (loss) on investments .........      (945)    (141)  (16,440)    (656)      83     (72)  (2,589)  (1,245)
   Change in unrealized gain (loss)
      on investments ...........................     5,208   (1,395)   15,762     (575)   2,055     382    6,595    3,209
   Reinvested capital gains ....................        --       --        --       --       --      --       --       --
                                                   -------   ------   -------   ------   ------   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     4,151   (1,670)     (502)    (889)   2,360     304    3,900    1,875
                                                   -------   ------   -------   ------   ------   -----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     2,719    1,246       579    1,814    1,039     191    3,343    2,183
   Transfers between funds .....................        --       --   (11,480)      --    9,077   6,658    7,888    4,470
   Surrenders (note 6) .........................      (236)      --        --       --      (79)     --   (1,228)      --
   Death benefits (note 4) .....................        --       --        --       --       --      --       --       --
   Policy loans (net of repayments) (note 5) ...    (8,380)       3        --       10       --    (538)    (213)    (822)
   Deductions for surrender charges
      (note 2d) ................................        (2)      --        --       --       (1)     --       (8)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (1,696)  (1,173)     (234)    (674)    (980)   (173)  (2,075)  (1,644)
                                                   -------   ------   -------   ------   ------   -----   ------   ------
         Net equity transactions ...............    (7,595)      76   (11,135)   1,150    9,056   6,138    7,707    4,187
                                                   -------   ------   -------   ------   ------   -----   ------   ------

Net change in contract owners' equity ..........    (3,444)  (1,594)  (11,637)     261   11,416   6,442   11,607    6,062
Contract owners' equity beginning
   of period ...................................    30,778   34,007    11,637   13,648   18,701   1,279   33,808   33,074
                                                   -------   ------   -------   ------   ------   -----   ------   ------
Contract owners' equity end of period ..........   $27,334   32,413        --   13,909   30,117   7,721   45,415   39,136
                                                   =======   ======   =======   ======   ======   =====   ======   ======

CHANGES IN UNITS:
   Beginning units .............................     1,629    1,571     2,043    1,746    1,163      96    5,445    5,131
                                                   -------   ------   -------   ------   ------   -----   ------   ------
   Units purchased .............................     1,213       58       102      258      663     455    1,704      939
   Units redeemed ..............................    (1,468)     (54)   (2,145)    (106)    (105)    (21)    (582)    (364)
                                                   -------   ------   -------   ------   ------   -----   ------   ------
   Ending units ................................     1,374    1,575        --    1,898    1,721     530    6,567    5,706
                                                   =======   ======   =======   ======   ======   =====   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      VEWrldHAs          VKEmMkt          VKUSRealEst
                                                   ---------------   ---------------   ----------------
                                                    2003     2002     2003     2002      2003     2002
                                                   ------   ------   ------   ------   -------   ------
Investment activity:
   Net investment income (loss) ................   $    7        5      (76)     (40)     (292)    (268)
   Realized gain (loss) on investments .........      (22)       7      539        6       484      441
   Change in unrealized gain (loss)
      on investments ...........................      532      103    2,736     (204)    9,882    6,369
   Reinvested capital gains ....................       --       --       --       --        --       --
                                                   ------   ------   ------   ------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      517      115    3,199     (238)   10,074    6,542
                                                   ------   ------   ------   ------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      923      633   (1,000)   1,908     4,162    4,270
   Transfers between funds .....................       --   12,772    3,334    6,936   (10,797)   8,003
   Surrenders (note 6) .........................       --       --   (2,989)      --   (11,912)  (7,221)
   Death benefits (note 4) .....................       --       --       --       --        --       --
   Policy loans (net of repayments) (note 5) ...       --     (569)       7       10     2,344    2,295
   Deductions for surrender charges
      (note 2d) ................................       --       --      (20)      --       (78)    (308)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (560)    (462)    (646)    (183)   (2,246)  (1,859)
                                                   ------   ------   ------   ------   -------   ------
         Net equity transactions ...............      363   12,374   (1,314)   8,671   (18,527)   5,180
                                                   ------   ------   ------   ------   -------   ------

Net change in contract owners' equity ..........      880   12,489    1,885    8,433    (8,453)  11,722
Contract owners' equity beginning
   of period ...................................    7,907    2,936   19,010    4,058    86,892   64,100
                                                   ------   ------   ------   ------   -------   ------
Contract owners' equity end of period ..........   $8,787   15,425   20,895   12,491    78,439   75,822
                                                   ======   ======   ======   ======   =======   ======

CHANGES IN UNITS:
   Beginning units .............................      580      204    1,654      375     4,327    3,039
                                                   ------   ------   ------   ------   -------   ------
   Units purchased .............................       67      800      261      799     1,908      559
   Units redeemed ..............................      (41)     (20)    (393)     (17)   (1,974)    (330)
                                                   ------   ------   ------   ------   -------   ------
   Ending units ................................      606      984    1,522    1,157     4,261    3,268
                                                   ======   ======   ======   ======   =======   ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                         NOTES TO FINANCIAL STATEMENTS
                             June 30, 2003 and 2002
                                  (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP Balanced Fund - Class I (ACVPBal)
                American Century VP Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                American Century VP Value Fund - Class I (ACVPVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Dreyfus Investment Portfolio (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                (DrySRGro)

             Dreyfus Stock Index Fund (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)

             Portfolios of Federated Insurance Series;
                Federated Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
                *Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
                   (FidVIPValStS)

             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                (formerly Nationwide(R) SAT);
                Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
                Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Nationwide(R) SAT
                   Capital Appreciation Fund) (GVITGrowth)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon)
                Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                   (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Multiple Strategies Fund/VA - Initial Class
                   (OppMultStr)

             Strong Opportunity Fund II, Inc.(StOpp2)

             Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                *Strong VIF - Strong International Stock Fund II (StIntStk2)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of the Van Kampen Universal Institutional Funds (Van Kampen
                UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At June 30, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the under-lying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $807,223 and $415,823, respectively, and total transfers from the Account to the fixed account were $475,296 and $276,401, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2003.

                                                         Contract                                      Investment
                                                          Expense            Unit         Contract       Income       Total
                                                           Rate*   Units  Fair Value   Owners'Equity     Ratio**     Return***
                                                         --------  -----  ----------   -------------   ----------   ----------
Flexible Premium Policies-Years 10 and Over

   American Century VP Balanced Fund - Class I
      2003 .....................................           0.50%   7,939  $ 9.982035      $79,247         2.75%      9.44%

   American Century VP Capital Appreciation Fund - Class I
      2003 .....................................           0.50%   1,595    8.102080       12,923         0.00%      6.17%

   American Century VP Income & Growth Fund - Class I
      2003 .....................................           0.50%   1,573    9.095329       14,307         1.40%     11.75%
      2002 .....................................           0.50%     778    9.077040        7,062         0.98%     -0.09% 05/17/02

   American Century VP Value Fund - Class I
      2003 .....................................           0.50%   6,549    9.236207       60,488         1.14%      9.15%
      2002 .....................................           0.50%   2,838    9.328873       26,475         0.77%     -0.07% 05/17/02

   Credit Suisse Trust - Global Post-Venture Capital Portfolio
      2003 .....................................           0.50%      10    8.186069           82         0.00%     18.30%

   Credit Suisse Trust - International Focus Portfolio
      2003 .....................................           0.50%   1,328    8.281021       10,997         0.00%      8.56%

   Credit Suisse Trust - Small Cap Growth Portfolio
      2003 .....................................           0.50%     601    8.590151        5,163         0.00%     18.54%

   Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
      2003 .....................................           0.50%     942    8.177355        7,703         0.01%     10.00%

   Dreyfus Stock Index Fund
      2003 .....................................           0.50%   5,558    8.901114       49,472         0.70%     11.36%

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 .....................................           0.50%   2,485    8.911821       22,146         0.02%      8.23%

   Dreyfus VIF - Growth and Income Portfolio - Initial Shares
      2003 .....................................           0.50%     157    8.576074        1,346         0.41%     10.45%

   Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
      2003 .....................................           0.50%   6,189    8.901144       55,089         1.95%     10.43%
      2002 .....................................           0.50%   1,416    9.130972       12,929         1.55%     -0.09% 05/17/02

   Fidelity(R) VIP - Growth Portfolio: Initial Class
      2003 .....................................           0.50%   7,244    8.387644       60,760         0.29%     13.18%
      2002 .....................................           0.50%   2,705    8.583684       23,219          0.23%    -0.14% 05/17/02

   Fidelity(R) VIP - High Income Portfolio: Initial Class
      2003 .....................................           0.50%     905   11.997820       10,858         7.47%     16.90%
      2002 .....................................           0.50%     789    9.508408        7,502        10.82%     -0.05% 05/17/02

   Fidelity(R) VIP - Overseas Portfolio: Initial Class
      2003 .....................................           0.50%   1,098    8.367408        9,187         0.92%     10.08%
      2002 .....................................           0.50%     330    9.321016        3,076         0.69%     -0.07% 05/17/02

   Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
      2003 .....................................           0.50%     403   10.215579        4,117         3.79%      9.87%
      2002 .....................................           0.50%     108    9.358175        1,011         4.77%     -0.06% 05/17/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                          Investment
                                                  Expense                Unit         Contract        Income      Total
                                                    Rate*    Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ------   ----------   --------------   ----------   ---------
   Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
      2003 ....................................     0.50%    16,083   $ 9.418853      $151,483         0.49%      9.31%

   Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
      2003 ....................................     0.50%       205     9.098251         1,865         0.79%     12.70%

   Gartmore GVIT Government Bond Fund - Class I
      2003 ....................................     0.50%    11,038    11.200130       123,627         1.99%      2.87%

   Gartmore GVIT Growth Fund - Class I
      2003 ....................................     0.50%    50,472     8.593312       433,722         0.00%     14.75%
      2002 ....................................     0.50%       575     8.726227         5,018         0.00%     -0.13% 05/17/02

   Gartmore GVIT ID Conservative Fund
      2003 ....................................     0.50%     2,714    10.374181        28,156         2.02%      3.70%

   Gartmore GVIT Money Market Fund - Class I
      2003 ....................................     0.50%    16,768    10.058576       168,662         0.37%      0.12%

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 ....................................     0.50%     4,945     8.499146        42,028         0.00%     18.97%

   Gartmore GVIT Small Company Fund - Class I
      2003 ....................................     0.50%     2,526     9.056303        22,876         0.00%     14.90%

   Gartmore GVIT Total Return Fund - Class I
      2003 ....................................     0.50%    91,063     8.950425       815,053         0.38%     12.00%
      2002 ....................................     0.50%       868     9.115430         7,912         0.31%     -0.09% 05/17/02

   Neuberger Berman AMT - Balanced Portfolio
      2003 ....................................     0.50%    13,437     9.222078       123,917         0.00%      7.67%

   Neuberger Berman AMT - Growth Portfolio
      2003 ....................................     0.50%     3,669     8.382212        30,754         0.00%     14.09%

   Neuberger Berman AMT - Guardian Portfolio
      2003 ....................................     0.50%       207     8.442405         1,748         0.00%     13.74%

   Neuberger Berman AMT - Partners Portfolio
      2003 ....................................     0.50%     4,478     8.768019        39,263         0.00%     17.43%

   Oppenheimer Bond Fund/VA - Initial Class
      2003 ....................................     0.50%        78    11.485959           896         5.59%      4.93%

   Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2003 ....................................     0.50%     3,879     8.723588        33,839         0.41%     12.10%

   Oppenheimer Global Securities Fund/VA - Initial Class
      2003 ....................................     0.50%     6,914     8.530411        58,979         0.88%     11.44%

   Oppenheimer Multiple Strategies Fund/VA - Initial Class
      2003 ....................................     0.50%       791    10.017485         7,924         2.88%     11.10%

   Strong Opportunity Fund II, Inc.
      2003 ....................................     0.50%       682     8.553661         5,834         0.00%     15.86%

   Strong VIF - Strong Discovery Fund II
      2003 ....................................     0.50%       163     9.553397         1,557         0.00%     12.83%

   Van Eck WIT - Worldwide Bond Fund
      2003 ....................................     0.50%        63    12.924563           814         1.24%     10.08%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2003 ....................................     0.50%       263     9.013792         2,371         0.13%     10.13%

                                                  Contract                                         Investment
                                                  Expense                Unit         Contract       Income      Total
                                                    Rate*    Units    Fair Value   Owners'Equity    Ratio**     Return***
                                                  --------   ------   ----------   -------------   ----------   ---------
   Van Eck WIT - Worldwide Hard Assets Fund
      2003 ....................................     0.50%        25   $ 9.011774      $    225         0.47%      6.37%

   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 ....................................     0.50%     1,687    10.518950        17,745         0.00%     13.75%

Flexible Premium Policies-Years 1-9

   American Century VP Advantage Fund - Class I
      2000 ....................................     0.80%    20,736    21.834787       452,766         0.00%      3.72%
      1999 ....................................     0.80%    24,599    19.111682       470,128         0.00%      3.35%

   American Century VP Balanced Fund - Class I
      2003 ....................................     0.80%    12,026    19.112583       229,848         2.75%      9.28%
      2002 ....................................     0.80%    17,626    18.226523       321,261         2.62%     -0.07%
      2001 ....................................     0.80%    17,881    19.959158       356,890         2.81%     -2.03%
      2000 ....................................     0.80%       983    21.269538        20,908         0.10%      0.83%
      1999 ....................................     0.80%       964    20.037687        19,316         0.07%      3.71%

   American Century VP Capital Appreciation Fund - Class I
      2003 ....................................     0.80%     4,694    14.905623        69,967         0.00%      6.01%
      2002 ....................................     0.80%     5,789    16.101158        93,210         0.00%     -0.10%
      2001 ....................................     0.80%     5,982    21.528185       128,782         0.00%    -14.60%
      2000 ....................................     0.80%     7,332    27.248563       199,786         0.00%     16.93%
      1999 ....................................     0.80%     3,528    16.507627        58,239         0.00%     15.62%

   American Century VP Income & Growth Fund - Class I
      2003 ....................................     0.80%     2,695     9.150870        24,662         1.40%     11.58%
      2002 ....................................     0.80%     3,639     9.160073        33,334         0.98%     -0.11%
      2001 ....................................     0.80%     4,527    10.804620        48,913         0.85%     -4.20%
      2000 ....................................     0.80%     2,946    12.214588        35,984         0.48%     -3.96%
      1999 ....................................     0.80%     1,313    11.875525        15,593         0.02%      9.32%

   American Century VP International Fund - Class I
      2003 ....................................     0.80%     4,390    12.844593        56,388         0.80%      4.54%
      2002 ....................................     0.80%     4,318    14.800223        63,907         0.71%     -0.05%
      2001 ....................................     0.80%     3,982    17.608849        70,118         0.08%    -20.46%
      2000 ....................................     0.80%     3,518    25.117659        88,364         0.10%     -6.39%
      1999 ....................................     0.80%     1,444    17.628910        25,456         0.00%      6.92%

   American Century VP Ultra Fund - Class I
      2003 ....................................     0.80%        13     8.884853           116         0.00%     11.12%
      2002 ....................................     0.80%        14     9.115016           128         0.00%     -0.09% 05/01/02

   American Century VP Value Fund - Class I
      2003 ....................................     0.80%     4,645    16.080795        74,695         1.14%      8.99%
      2002 ....................................     0.80%     5,976    16.291245        97,356         0.77%     -0.04%
      2001 ....................................     0.80%     5,307    16.240238        86,187         0.97%      6.78%
      2000 ....................................     0.80%       641    12.407385         7,953         1.27%     -4.38%
      1999 ....................................     0.80%       543    14.867552         8,073         0.96%     12.70%

   Credit Suisse Trust - Global Post-Venture Capital Portfolio
      2003 ....................................     0.80%     1,413     8.603345        12,157         0.00%     18.12%
      2002 ....................................     0.80%     1,217     9.541324        11,612         0.00%     -0.14%
      2001 ....................................     0.80%     1,060    12.612769        13,370         0.00%    -19.92%
      2000 ....................................     0.80%       966    20.481233        19,785         0.00%      4.57%
      1999 ....................................     0.80%        84    13.559677         1,139         0.00%     12.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                          Investment
                                                    Expense               Unit         Contract        Income       Total
                                                     Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ------   ----------   --------------   ----------   ---------
   Credit Suisse Trust - International Focus Portfolio
      2003 .....................................     0.80%     2,128   $ 8.780987      $ 18,686         0.00%         8.40%
      2002 .....................................     0.80%     3,107     9.996529        31,059         0.00%        -0.02%
      2001 .....................................     0.80%     2,900    11.070894        32,106         0.00%       -16.27%
      2000 .....................................     0.80%     2,695    16.348137        44,058         0.00%        -9.11%
      1999 .....................................     0.80%     1,915    12.583549        24,097         0.00%         6.49%

   Credit Suisse Trust - Small Cap Growth Portfolio
      2003 .....................................     0.80%     4,134    13.762087        56,892         0.00%        18.37%
      2002 .....................................     0.80%     4,762    13.785369        65,646         0.00%        -0.22%
      2001 .....................................     0.80%     4,810    18.266351        87,861         0.00%       -13.89%
      2000 .....................................     0.80%     6,205    26.635120       165,271         0.00%         2.00%
      1999 .....................................     0.80%     1,489    16.552974        24,647         0.00%         6.32%

   Dreyfus IP - Small Cap Stock Index Portfolio -  Service Class
      2003 .....................................     0.80%       182     8.564616         1,559         0.00%        12.19%

   Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
      2003 .....................................     0.80%     6,469    19.182147       124,089         0.01%         9.84%
      2002 .....................................     0.80%     7,381    20.451852       150,955         0.01%        -0.17%
      2001 .....................................     0.80%     8,643    27.595119       238,505         0.01%       -14.46%
      2000 .....................................     0.80%     9,754    37.333022       364,146         0.01%         2.14%
      1999 .....................................     0.80%     3,336    31.815264       106,136         0.00%        12.33%

   Dreyfus Stock Index Fund
      2003 .....................................     0.80%    15,968    22.567635       360,360         0.70%        11.20%
      2002 .....................................     0.80%    21,674    22.751285       493,111         0.61%        -0.14%
      2001 .....................................     0.80%    20,991    28.068843       589,193         0.50%        -7.21%
      2000 .....................................     0.80%    22,858    33.292046       760,990         0.48%        -0.94%
      1999 .....................................     0.80%    16,987    31.377050       533,002         0.57%        11.70%

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      2003 .....................................     0.80%     5,102    11.553166        58,944         0.02%         8.07%
      2002 .....................................     0.80%     5,578    11.768590        65,645         0.01%        -0.09%
      2001 .....................................     0.80%     3,790    13.428340        50,893         0.01%        -6.63%
      2000 .....................................     0.80%     3,970    14.939512        59,310         0.00%         2.38%
      1999 .....................................     0.80%    16,953    14.132362       239,586         0.01%         7.09%

   Dreyfus VIF - Growth and Income Portfolio - Initial Shares
      2003 .....................................     0.80%     2,284    10.787308        24,638         0.41%        10.29%
      2002 .....................................     0.80%     2,339    11.145653        26,070         0.25%        -0.16%
      2001 .....................................     0.80%     1,206    14.057896        16,954         0.22%        -0.56%
      2000 .....................................     0.80%     1,108    14.620238        16,199         0.30%        -1.28%
      1999 .....................................     0.80%       659    14.132230         9,313         0.44%        10.65%

   Federated Quality Bond Fund II - Primary Shares
      2003 .....................................     0.80%       721    11.197939         8,074         3.55%         4.41%

   Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
      2003 .....................................     0.80%     8,347    34.446806       287,527         1.95%        10.27%
      2002 .....................................     0.80%    10,149    35.443061       359,712         1.55%        -0.07%
      2001 .....................................     0.80%     9,948    39.693047       394,866         1.69%        -1.30%
      2000 .....................................     0.80%    10,314    36.245575       373,837         1.69%        -3.06%
      1999 .....................................     0.80%    10,645    39.787906       423,542         1.50%        12.25%

                                                   Contract                                          Investment
                                                    Expense               Unit        Contract         Income       Total
                                                     Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ------   ----------   --------------   ----------   ---------
   Fidelity(R) VIP - Growth Portfolio: Initial Class
      2003 .....................................     0.80%    21,282   $31.599913    $  672,509        0.29%        13.01%
      2002 .....................................     0.80%    24,318    32.436262       788,785        0.23%        -0.20%
      2001 .....................................     0.80%    26,617    44.431230     1,182,626        0.08%       -10.00%
      2000 .....................................     0.80%    29,420    58.522458     1,721,731        0.08%         4.69%
      1999 .....................................     0.80%    17,833    46.724607       833,240        0.16%        13.97%

   Fidelity(R) VIP - High Income Portfolio: Initial Class
      2003 .....................................     0.80%     2,243    22.619093        50,735        7.47%        16.73%
      2002 .....................................     0.80%     2,199    17.979964        39,538       10.82%        -0.05%
      2001 .....................................     0.80%     2,770    19.935654        55,222       12.09%        -7.56%
      2000 .....................................     0.80%     2,815    26.574602        74,808        7.30%        -5.22%
      1999 .....................................     0.80%     1,748    28.102779        49,124        8.81%         7.54%

   Fidelity(R) VIP - Overseas Portfolio: Initial Class
      2003 .....................................     0.80%     2,092    14.641844        30,631        0.92%         9.92%
      2002 .....................................     0.80%     2,954    16.359879        48,327        0.69%        -0.03%
      2001 .....................................     0.80%     2,272    18.996016        43,159        4.82%       -11.81%
      2000 .....................................     0.80%     2,160    25.378931        54,818        1.33%        -5.44%
      1999 .....................................     0.80%     1,079    20.427325        22,041        1.58%         7.69%

   Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
      2003 .....................................     0.80%     1,435    24.639881        35,358        3.79%         9.71%
      2002 .....................................     0.80%     2,039    22.640014        46,163        4.77%        -0.09%
      2001 .....................................     0.80%     3,290    25.043415        82,393        4.15%        -3.95%
      2000 .....................................     0.80%     3,409    27.059327        92,245        3.20%        -1.08%
      1999 .....................................     0.80%     4,064    26.023875       105,761        3.13%         4.84%

   Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
      2003 .....................................     0.80%    22,765    20.693731       471,093        0.49%         9.15%
      2002 .....................................     0.80%    30,760    20.835755       640,908        0.80%        -0.01%
      2001 .....................................     0.80%    31,305    21.726199       680,139        0.80%       -10.29%
      2000 .....................................     0.80%    31,626    25.698199       812,731        0.32%        -1.70%
      1999 .....................................     0.80%    25,663    23.503049       603,159        0.44%        10.81%

   Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
      2003 .....................................     0.80%       824     8.539361         7,036        0.79%        12.53%
      2002 .....................................     0.80%     1,137     8.458687         9,618        0.97%        -0.14%
      2001 .....................................     0.80%     1,335    10.476643        13,986        0.40%        -9.13%
      2000 .....................................     0.80%     1,488    13.447601        20,010        1.00%        -4.03%
      1999 .....................................     0.80%       839    14.367127        12,054        0.92%         6.06%

   Gartmore GVIT Global Financial Services Fund - Class I
      2003 .....................................     0.80%        12     9.752246           117        0.00%        13.17%

   Gartmore GVIT Global Health Sciences Fund - Class I
      2003 .....................................     0.80%       112    10.441927         1,169        0.00%        25.87%
      2002 .....................................     0.80%       221     8.878693         1,962        0.00%        -0.11% 05/01/02

   Gartmore GVIT Government Bond Fund - Class I
      2003 .....................................     0.80%    78,297    23.531886     1,842,476        1.99%         2.72%
      2002 .....................................     0.80%    87,745    21.592689     1,894,650        2.27%         0.04%
      2001 .....................................     0.80%    86,264    19.952103     1,721,148        2.50%         2.02%
      2000 .....................................     0.80%    86,067    18.150229     1,562,136        2.94%         3.62%
      1999 .....................................     0.80%   104,364    17.618074     1,838,693        2.63%        -2.56%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                           Investment
                                                    Expense                Unit         Contract        Income       Total
                                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   -------   ----------   --------------   ----------   ---------
   Gartmore GVIT Growth Fund - Class I
      2003 .....................................     0.80%    172,141   $13.790896    $ 2,373,979       0.00%        14.58%
      2002 .....................................     0.80%    209,392    14.046556      2,941,236       0.00%        -0.17%
      2001 .....................................     0.80%    208,036    18.711696      3,892,706       0.00%       -21.64%
      2000 .....................................     0.80%    218,628    32.877948      7,188,040       0.16%         0.36%
      1999 .....................................     0.80%    252,606    35.307745      8,918,948       0.28%        11.49%

   Gartmore GVIT ID Aggressive Fund
      2003 .....................................     0.80%        439     9.133032          4,009       0.64%        10.44%
      2002 .....................................     0.80%        196     9.464596          1,855       0.52%        -0.05% 01/25/02

   Gartmore GVIT ID Conservative Fund
      2003 .....................................     0.80%        245    10.329848          2,531       2.02%         3.55%

   Gartmore GVIT ID Moderate Fund
      2003 .....................................     0.80%      4,066     9.748649         39,638       0.97%         7.45%

   Gartmore GVIT ID Moderately Aggressive Fund
      2003 .....................................     0.80%      4,066     9.406780         38,248       0.56%         9.09%
      2002 .....................................     0.80%      3,722     9.563890         35,597       0.74%        -0.04% 01/25/02

   Gartmore GVIT ID Moderately Conservative Fund
      2003 .....................................     0.80%     14,924    10.093792        150,640       1.07%         5.46%

   Gartmore GVIT Money Market Fund - Class I
      2003 .....................................     0.80%     46,628    15.030909        700,861       0.37%        -0.03%
      2002 .....................................     0.80%     52,777    15.008113        792,083       0.62%         0.00%
      2001 .....................................     0.80%     48,391    14.849147        718,565       2.20%         1.91%
      2000 .....................................     0.80%     40,934    14.186996        580,730       2.70%         2.41%
      1999 .....................................     0.80%      5,694    13.571142         77,274       1.47%         1.89%

   Gartmore GVIT Nationwide(R) Leaders Fund - Class I
      2003 .....................................     0.80%         45     8.961648            403       0.00%         6.59%
      2002 .....................................     0.80%         51     9.702946            495       0.00%        -0.03% 05/01/02

   Gartmore GVIT Small Cap Value Fund - Class I
      2003 .....................................     0.80%     10,976    13.077651        143,540       0.00%        18.80%
      2002 .....................................     0.80%     17,582    13.301699        233,870       0.00%        -0.13%
      2001 .....................................     0.80%     11,845    15.626161        185,092       0.00%        30.51%
      2000 .....................................     0.80%      4,065    11.999870         48,779       0.00%        10.57%

   Gartmore GVIT Small Company Fund - Class I
      2003 .....................................     0.80%      8,466    21.818723        184,717       0.00%        14.73%
      2002 .....................................     0.80%      8,995    22.094179        198,737       0.00%        -0.05%
      2001 .....................................     0.80%      9,096    24.619785        223,942       0.11%        -1.74%
      2000 .....................................     0.80%      7,147    24.861403        177,684       0.03%         7.20%
      1999 .....................................     0.80%      1,880    17.400870         32,714       0.00%         7.19%

   Gartmore GVIT Total Return Fund - Class I
      2003 .....................................     0.80%    358,774    27.324527      9,803,330       0.38%        11.83%
      2002 .....................................     0.80%    414,765    27.912371     11,577,075       0.31%        -0.06%
      2001 .....................................     0.80%    436,746    31.255650     13,650,780       0.37%        -8.26%
      2000 .....................................     0.80%    476,837    36.120724     17,223,698       0.26%         2.95%
      1999 .....................................     0.80%    561,928    36.480415     20,499,367       0.39%        10.31%

                                               Contract                                          Investment
                                               Expense                Unit         Contract        Income       Total
                                                 Rate*    Units    Fair Value   Owners' Equity     Ratio**    Return***
                                               --------   ------   ----------   --------------   ----------   ---------
   Gartmore GVIT U.S. Growth Leaders Fund - Class I
      2003 .................................     0.80%       255   $10.360010     $    2,642        0.00%       26.61%

   Neuberger Berman AMT - Balanced Portfolio
      2003 .................................     0.80%    39,142    18.862692        738,323        0.00%        7.51%
      2002 .................................     0.80%    49,462    18.879762        933,831        2.43%       -0.12%
      2001 .................................     0.80%    54,515    22.498967      1,226,531        1.79%       -9.42%
      2000 .................................     0.80%    61,671    28.819009      1,777,297        1.65%        9.87%
      1999 .................................     0.80%    70,555    20.145573      1,421,371        1.67%        1.77%

   Neuberger Berman AMT - Growth Portfolio
      2003 .................................     0.80%     5,712    17.812450        101,745        0.00%       13.92%
      2002 .................................     0.80%     7,659    18.312808        140,258        0.00%       -0.20%
      2001 .................................     0.80%     7,713    26.821840        206,877        0.00%      -19.08%
      2000 .................................     0.80%     7,093    43.038224        305,270        0.00%       13.80%
      1999 .................................     0.80%     2,239    26.010144         58,237        0.00%        2.61%

   Neuberger Berman AMT - Guardian Portfolio
      2003 .................................     0.80%     2,800     8.626108         24,153        0.00%       13.57%
      2002 .................................     0.80%     2,744     9.209055         25,270        0.68%       -0.12%
      2001 .................................     0.80%     2,401    10.780683         25,884        0.32%        1.18%
      2000 .................................     0.80%     1,267    10.972407         13,902        0.85%        3.32%
      1999 .................................     0.80%       113    10.877878          1,229        0.00%       16.79%

   Neuberger Berman AMT - Limited Maturity Bond Portfolio
      2003 .................................     0.80%       587    18.143350         10,650        0.00%        1.52%
      2002 .................................     0.80%       303    17.385988          5,268        4.26%        0.02%
      2001 .................................     0.80%       242    16.521105          3,998        5.92%        4.25%
      2000 .................................     0.80%       323    15.187538          4,906        6.48%        1.52%
      1999 .................................     0.80%       249    14.850110          3,698        3.65%       -0.07%

   Neuberger Berman AMT - Partners Portfolio
      2003 .................................     0.80%     2,730    21.282460         58,101        0.00%       17.25%
      2002 .................................     0.80%     4,630    21.662321        100,297        0.47%       -0.10%
      2001 .................................     0.80%     4,538    24.763505        112,377        0.37%       -1.03%
      2000 .................................     0.80%     4,542    24.811256        112,693        0.75%       -0.94%
      1999 .................................     0.80%     5,540    26.530639        146,980        1.12%       12.83%

   Oppenheimer Bond Fund/VA - Initial Class
      2003 .................................     0.80%     1,188    22.567162         26,810        5.59%        4.77%
      2002 .................................     0.80%       674    20.297202         13,680        4.43%        0.02%
      2001 .................................     0.80%       565    19.539865         11,040        7.43%        4.96%
      2000 .................................     0.80%       272    17.959057          4,885        8.16%        1.54%
      1999 .................................     0.80%       644    17.727061         11,416        4.72%       -2.08%

   Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2003 .................................     0.80%    16,794    12.596440        211,545        0.41%       11.93%
      2002 .................................     0.80%    21,009    12.483988        262,276        0.55%       -0.20%
      2001 .................................     0.80%    20,235    16.943942        342,861        0.59%       -5.26%
      2000 .................................     0.80%    15,779    19.692541        310,729        0.10%        8.98%
      1999 .................................     0.80%     1,580    14.833265         23,437        0.29%       15.36%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                                           Investment
                                                         Expense                 Unit         Contract        Income      Total
                                                           Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                         --------    ------   ----------   --------------   ----------   ---------
   Oppenheimer Global Securities Fund/VA - Initial Class
      2003 .................................               0.80%      3,267   $22.794401      $ 74,469         0.88%       11.27%
      2002 .................................               0.80%      7,796    24.520597       191,163         0.49%       -0.08%
      2001 .................................               0.80%      6,859    27.736138       190,242         0.73%       -8.74%
      2000 .................................               0.80%      6,690    32.144397       215,046         0.30%       10.26%
      1999 .................................               0.80%      3,243    21.017527        68,160         1.08%       13.35%

   Oppenheimer Multiple Strategies Fund/VA - Initial Class
      2003 .................................               0.80%      1,432    26.575719        38,056         2.88%       10.94%
      2002 .................................               0.80%      1,821    24.967418        45,466         3.04%       -0.07%
      2001 .................................               0.80%      1,226    27.886972        34,189         3.73%        4.92%
      2000 .................................               0.80%        415    26.750095        11,101         4.63%        6.27%
      1999 .................................               0.80%        412    24.520578        10,102         3.36%        8.04%

   Strong Opportunity Fund II, Inc.
      2003 .................................               0.80%      3,653    34.343499       125,457         0.00%       15.69%
      2002 .................................               0.80%      3,968    34.552780       137,105         0.00%       -0.16%
      2001 .................................               0.80%      3,545    42.653716       151,207         0.23%       -0.36%
      2000 .................................               0.80%      4,172    41.961900       175,065         0.00%        3.67%
      1999 .................................               0.80%      4,412    36.059910       159,096         0.00%       19.22%

   Strong VIF - Strong Discovery Fund II
      2003 .................................               0.80%      1,211    21.285491        25,777         0.00%       12.66%
      2002 .................................               0.80%      1,575    20.579978        32,413         0.00%       -0.05%
      2001 .................................               0.80%      1,507    22.914443        34,532         0.63%        9.30%
      2000 .................................               0.80%      1,302    22.537617        29,344         0.00%       11.33%
      1999 .................................               0.80%      1,254    18.289393        22,935         0.00%       -5.81%

   Strong VIF - Strong International Stock Fund II
      2002 .................................               0.80%      1,899     7.324360        13,909         2.88%       -0.06%
      2001 .................................               0.80%      1,684     8.671573        14,603         0.00%      -14.32%
      2000 .................................               0.80%      1,818    14.800344        26,907         0.00%      -12.26%
      1999 .................................               0.80%        774    10.066830         7,792         0.31%       10.83%

   Van Eck WIT - Worldwide Bond Fund
      2003 .................................               0.80%      1,658    17.673856        29,303         1.24%        9.91%
      2002 .................................               0.80%        530    14.567433         7,721         0.00%        0.09%
      2001 .................................               0.80%        128    13.065112         1,672         4.46%       -7.68%
      2000 .................................               0.80%        124    13.920782         1,726         4.66%       -0.59%
      1999 .................................               0.80%        118    14.178734         1,673         3.93%       -7.41%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2003 .................................               0.80%      6,304     6.828009        43,044         0.13%        9.97%
      2002 .................................               0.80%      5,706     6.858743        39,136         0.16%        0.06%
      2001 .................................               0.80%      4,689     6.543823        30,684         0.00%       -1.12%
      2000 .................................               0.80%      5,126    10.010672        51,315         0.00%      -12.76%
      1999 .................................               0.80%      1,023     8.394502         8,588         0.00%       45.35%

   Van Eck WIT - Worldwide Hard Assets Fund
      2003 .................................               0.80%        581    14.736978         8,562         0.47%        6.22%
      2002 .................................               0.80%        984    15.676159        15,425         0.39%        0.09%
      2001 .................................               0.80%        299    15.588342         4,661         1.09%       -3.79%
      2000 .................................               0.80%        385    15.175466         5,843         1.08%        3.51%
      1999 .................................               0.80%        372    14.384048         5,351         1.51%       17.77%

                                               Contract                                          Investment
                                               Expense                Unit         Contract        Income      Total
                                                 Rate*    Units    Fair Value   Owners' Equity      Ratio**   Return***
                                               --------   ------   ----------   --------------   ----------   ---------
   Van Kampen UIF - Emerging Markets Debt Portfolio
      2003 .................................     0.80%     1,522   $13.728750   $    20,895         0.00%       17.07%
      2002 .................................     0.80%     1,157    10.795827        12,491         0.00%        0.00%
      2001 .................................     0.80%       138    10.341124         1,427         0.00%        4.36%
      2000 .................................     0.80%       965     9.513376         9,180         0.00%        6.09%
      1999 .................................     0.80%        75     7.860506           590         0.00%       12.50%

   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 .................................     0.80%     2,574    23.579453        60,694         0.00%       13.58%
      2002 .................................     0.80%     3,268    23.201445        75,822         0.00%        0.10%
      2001 .................................     0.80%     4,300    20.838647        89,606         0.00%        7.65%
      2000 .................................     0.80%       824    17.343368        14,291         4.56%       13.82%
      1999 .................................     0.80%     1,067    17.178756        18,330         6.80%        8.07%
                                                                                -----------

Contract Owners' Equity Total By Year
   2003 .....................................................................   $22,079,071
                                                                                ===========
   2002 .....................................................................   $23,209,640
                                                                                ===========
   2001 .....................................................................   $27,046,787
                                                                                ===========
   2000 .....................................................................   $35,236,267
                                                                                ===========
   1999 .....................................................................   $36,919,627
                                                                                ===========

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 ---------------

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                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793

                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company